Accounting Policies, by Policy (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Summary of Significant Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These interim unaudited condensed consolidated financial statements (the “Interim Statements”) have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission (the “SEC”) and do not include all of the information and footnotes required by U.S. GAAP for complete financial statements as certain information has been condensed or omitted. All intercompany accounts and transactions have been eliminated in consolidation. The results of operations of companies acquired are included from the date of acquisition. In the opinion of management, these Interim Statements include all adjustments, which are of a normal recurring nature, necessary for a fair statement of the results for the interim periods presented. The results of operations for any interim period are not necessarily indicative of results for the full year. These Interim Statements should be read in conjunction with the audited consolidated financial statements and notes contained in the Company’s Annual Report on Form 10-K for the period ended December 31, 2024, as filed with the SEC (“2024 Annual Report”).

Acuren is considered the acquirer of ASP Acuren for accounting purposes and ASP Acuren is the accounting Predecessor. As a result, the Company’s financial statement presentation for the ASP Acuren financial information as of and for the periods presented prior to the Closing Date are labeled “Predecessor”. The Company’s financial statements, including ASP Acuren from the Closing Date are labeled “Successor”. The merger was accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See “Note 2. Business Combinations” for more information on the fair values of assets and liabilities recorded in connection with the Acuren Acquisition.

As a result of the application of the acquisition method of accounting as of the Closing Date, the accompanying unaudited condensed consolidated financial statements include a black line division which indicates that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not comparable. The Predecessor and Successor consolidated financial information presented herein is not comparable primarily due to the impacts of the Acuren Acquisition, including that the remeasurement of acquired assets and assumed liabilities are fair value in the Successor consolidated financial statements.

The historical financial information of the Company which was, prior to the Acuren Acquisition, an acquisition vehicle, has not been presented in these financial statements as the historical amounts have not been considered meaningful. As an acquisition vehicle, the Company retained and invested the proceeds from its initial public offering (the “IPO”) and the funds were used to pay a portion of the cash consideration for the Acuren Acquisition.

Basis of Presentation

These consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) and the rules and regulations of the Securities and Exchange Commission. All intercompany accounts and transactions have been eliminated in consolidation. The results of operations of companies acquired are included from the date of acquisition.

Acuren is considered the acquirer of ASP Acuren for accounting purposes and ASP Acuren is the accounting Predecessor. As a result, the Company’s financial statement presentation for the ASP Acuren financial information as of and for the periods presented prior to the Acuren Acquisition date are labeled “Predecessor”. The Company’s financial statements, including ASP Acuren from the Acuren Acquisition date, are labeled “Successor”. The merger was accounted for as a business combination using the acquisition method of accounting, and the Successor financial statements reflect a new basis of accounting that is based on the fair value of the net assets acquired. Determining the fair value of certain assets and liabilities assumed is judgmental in nature and often involves the use of significant estimates and assumptions. See “Note 3. Business Combinations” for more information of the fair values of assets and liabilities recorded in connection with the Acuren Acquisition.

As a result of the application of the acquisition method of accounting as of the Closing Date of the Acuren Acquisition, the accompanying consolidated financial statements include a black line division which indicates a differentiation that the Predecessor and Successor reporting entities shown are presented on a different basis and are, therefore, not comparable. The Predecessor and Successor consolidated financial information presented herein is not comparable primarily due to the impacts of the Acuren Acquisition, including that the remeasurement of acquired assets and assumed liabilities are fair value in the Successor consolidated financial statements.

The historical financial information of the Company which was, prior to the Acuren Acquisition, an acquisition vehicle, has not been presented in these financial statements as the historical amounts have not been considered meaningful. As an acquisition vehicle, the Company retained and invested the proceeds from its initial public offering (the “initial IPO”) and the funds were used to pay a portion of the cash consideration for the Acuren Acquisition.

Restatement of Previously Issued Consolidated Financial Statements and Update to the Presentation of Cost of Revenue and Selling, General and Administrative Expenses

Restatement of Previously Issued Consolidated Financial Statements and Update to the Presentation of Cost of Revenue and Selling, General and Administrative Expenses

Restatement of Previously Issued Consolidated Financial Statements

In connection with the preparation of the Company’s Annual Report on Form 10-K for the year ended December 31, 2024, the Company determined that a valuation allowance was necessary on a portion of its deferred tax assets as it was more likely than not that the deferred tax assets would not be realized as of July 29, 2024. The Company concluded that the error is material to the Company’s previously issued unaudited condensed consolidated financial statements for the Predecessor Period. Additionally, the Company identified and corrected an immaterial error that impacted the Predecessor Period.

The impact from the correction of the error and other immaterial adjustment on the previously issued Condensed Consolidated Financial Statements is reflected below under the Restatement Adjustment column. The Company has restated impacted amounts and associated disclosures within the accompanying notes to the consolidated financial statements.

Update to the Presentation of Cost of Revenue and Selling, General and Administrative Expenses

During the period from January 1, 2024 through July 29, 2024, the Company changed the presentation of certain costs incurred at its operational sites on its statement of operations. This voluntary change resulted in a reclassification of certain overhead costs, which, although incurred at its operational sites are not directly related to the delivery of services, from cost of revenue to selling, general and administrative expenses. The Company believes this presentation is preferable as it will provide greater transparency regarding the true cost of delivery of its services consistent with the principles of ASC 340-40 and better align with how the business is managed.

This change in classification has been applied retrospectively to all periods presented and affects selling, general and administrative, cost of revenue, and gross profit. This change in presentation had no impact to service revenue, income from operations, loss before provision for income taxes, provision for income taxes, net income, earnings per share, retained earnings or other components of equity or net assets. In addition, gross profit information in the segment footnote was updated for this change. The impacts of the update to the presentation of certain indirect costs on the Company’s Consolidated Financial Statements for the period from January 1, 2024 through July 29, 2024 (Predecessor) and the years ended December 31, 2023 and 2022 (Predecessor) are reflected below under the Presentation Adjustment column.

Consolidated Statements of Operations
	Predecessor
	January 1, 2024 to July 29, 2024
	Prior Presentation	Restatement	As Restated	Presentation Adjustment	As Restated and Adjusted
Cost of revenue	521,484	—	521,484	(49,603)	471,881
Gross profit	112,382	—	112,382	49,603	161,985
Selling, general and administrative expenses	71,030	736	71,766	49,603	121,369
Provision (benefit) for income taxes	(8,946)	12,189	3,243	—	3,243
Net income (loss)	(2,778)	(12,925)	(15,703)	—	(15,703)
Foreign currency translation adjustments	(18,008)	4	(18,004)	—	(18,004)
Total other comprehensive income (loss)	(18,008)	4	(18,004)	—	(18,004)
Total comprehensive income (loss)	(20,786)	(12,921)	(33,707)	—	(33,707)

Basic income (loss) per Common Share	$(0.55)	$(2.58)	$(3.13)	$—	$(3.13)
Diluted income (loss) per Common Share	$(0.55)	$(2.58)	$(3.13)	$—	$(3.13)
	Predecessor
	Year ended December 31, 2023
	Prior Presentation	Presentation Adjustment	As Reported
Cost of revenue	$891,247	$(80,713)	$810,534
Gross profit	158,810	80,713	$239,523
Selling, general and administrative expenses	104,309	80,713	$185,022
	Predecessor
	Year ended December 31, 2022
	Prior Presentation	Presentation Adjustment	As Reported
Cost of revenue	$797,415	$(72,040)	$725,375
Gross profit	130,911	72,040	$202,951
Selling, general and administrative expenses	96,189	72,040	$168,229
Condensed Consolidated Statements of Cash Flows
	Predecessor
	January 1, 2024 to July 29, 2024
	Prior Presentation	Restatement Adjustment	As Restated
Net income (loss)	$(2,778)	$(12,925)	$(15,703)
Deferred income taxes	(20,565)	12,189	(8,376)
Accrued expenses and other current liabilities	17,481	367	17,848
Other assets and liabilities	(4,516)	(1,235)	(5,751)
Net cash provided by operating activities	22,043	(1,604)	20,439
Acquisition of businesses, net of cash acquired	(46,280)	1,600	(44,680)
Net cash used in investing activities	(59,585)	1,600	(57,985)
Net effect of exchange rate fluctuations on cash and cash equivalents	(7,881)	4	(7,877)

Use of Estimates

Use of Estimates

The preparation of the financial statements in conformity with GAAP requires the Company to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. The Company bases its estimates and assumptions on historical experience, known or expected trends and various other assumptions that it believes to be reasonable. Significant items subject to such estimates and assumptions include the carrying amount of acquired property, plant and equipment, intangibles and goodwill, stock-based compensation awards, and the estimated liability for certain self-insured risks. As future events and their effects cannot be predicted with precision, actual results could differ significantly from these estimates, which may cause the Company’s future results to be affected.

Reclassifications

Reclassifications

Certain amounts in prior periods have been reclassified to conform to the current period presentation. Such reclassifications did not have a material effect on the Company’s financial condition or results of operations as previously reported.

Business Combinations

Business Combinations

The Company accounts for its business combinations under the acquisition method of accounting, with the purchase price allocated based on the fair value to the individual assets acquired and liabilities assumed at the acquisition date. Goodwill as of the acquisition date is measured as the excess of consideration transferred over the net of the acquisition date fair values of the assets acquired and the liabilities assumed. Certain estimates and judgments are required in the application of the fair value techniques, including estimates of the respective acquisition’s future performance and related cash flows, selection of a discount rate and economic lives, and use of Level 3 measurements. While the Company uses the best estimates and assumptions to accurately value assets acquired and liabilities assumed at the acquisition date, estimates are inherently uncertain and subject to refinement. Upon the conclusion of the measurement period or final determination of the values of assets acquired or liabilities assumed, whichever comes first, any subsequent adjustments are recorded to the consolidated statements of operations and comprehensive income (loss).

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash and cash equivalents include cash deposited in banks, demand deposits, money market accounts, and highly-liquid, short-term investments with an initial term of three months or less.

Accounts Receivables and Allowance for Credit Losses

Accounts Receivables and Allowance for Credit Losses

Accounts receivables are recorded net of an allowance for credit losses and includes invoiced and accrued but unbilled revenue. Unbilled revenue is generally billed in the subsequent quarter. The Company considers unbilled receivables as short-term in nature as they are normally converted to trade receivables within 90 days, thus future changes in economic conditions will not have a significant effect on the credit loss estimate. The Company’s unbilled receivables contain an unconditional right to receive payment and are, therefore, recorded within accounts receivable on the consolidated balance sheet. The Company records an allowance for credit losses for accounts receivable based on management’s expected credit losses. Management’s estimate of expected credit losses is based on its assessment of the business environment, customers’ financial condition, historical collection experience, accounts receivable aging and customer disputes.

Each reporting period, the Company reassesses whether any accounts receivable no longer share similar risk characteristics and should instead be evaluated as part of another pool or on an individual basis. Changes to the allowance for credit losses are adjusted through credit loss expense, which is included within selling, general and administrative expenses in the consolidated statements of operations and comprehensive income (loss).

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are recorded at cost and depreciated using the straight-line method over the estimated useful lives of the assets. Leasehold improvements are amortized on a straight-line basis over the shorter of the lease term or estimated useful life of the asset. Depreciation and amortization expense on property, plant and equipment is included within cost of revenue or selling, general and administrative expenses based on the nature of the asset. Expenditures for repairs and maintenance that do not extend the useful lives of the related assets are expensed as incurred. Expenditures that significantly improve or extend the life of an asset are capitalized. Upon retirement or disposition of property, plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any gain or loss is recorded in “Income (loss) from operations” in the consolidated statements of operations and comprehensive income (loss).

Goodwill and Intangible Assets

Goodwill and Intangible Assets

Goodwill represents the excess of purchase price of acquired businesses over the fair value of the underlying net tangible and intangible assets acquired. The Company evaluates the impairment of its goodwill annually or more frequently when events or changes in circumstances indicate that goodwill may be impaired. Goodwill is required to be evaluated for impairment at the reporting unit level, which represents the operating segment level or one level below the operating segment level for which discrete financial information is available. The Company has two reporting units, United States and Canada, which align with the Company’s reportable segments.

The Company first assesses qualitatively, step zero, whether it is necessary to perform step one of the annual impairment tests. An entity is required to perform step one if the entity concludes that it is more likely than not that a reporting unit’s fair value is below its carrying amount (that is, a likelihood of more than 50%). When step one indicates that the reporting unit’s carrying value exceeds its fair value, an impairment will be recorded.

The Company performs an annual goodwill impairment assessment or more frequently if events or circumstances arise which indicate that goodwill may be impaired. An assessment can be performed by first completing a qualitative assessment on some or all of its reporting units. The Company can also bypass the qualitative assessment for any reporting unit in any period and proceed directly to the quantitative impairment test, and then resume the qualitative assessment in any subsequent period. Qualitative indicators that may trigger the need for annual or interim quantitative impairment testing include, among other things, deterioration in macroeconomic conditions, declining financial performance, deterioration in the operational environment, or an expectation of selling or disposing of a portion of a reporting unit. Additionally, a significant change in business climate, a loss of a significant customer, increased competition, a sustained decrease in share price, or a decrease in estimated fair value below book value may trigger the need for interim impairment testing of goodwill associated with one or more reporting units.

If the Company believes that, as a result of its qualitative assessment, it is more likely than not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. The quantitative test involves comparing the fair value of each reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit exceeds its fair value, an impairment loss is recorded as a reduction to goodwill with a corresponding charge to earnings in the period the goodwill is determined to be impaired. Any goodwill impairment is limited to the total amount of goodwill allocated to that reporting unit. The income tax effect associated with an impairment of tax-deductible goodwill is also considered in the measurement of the goodwill impairment. During the periods ended December 31, 2024, 2023, and 2022 the Company performed a qualitative analysis and determined there were no impairment charges for any period.

The Company considers the income and market approaches when estimating the fair values of reporting units which requires significant judgement in evaluating economic and industry trends, estimated future cash flows, discount rates, and other factors.

Intangible assets consisting of customer relationships, tradenames and trademarks, and technology have been recorded based on their fair value at the date of acquisition and are amortized over their economic useful lives which range from 5 to 15 years. Amortization expense is recorded in selling, general and administrative expenses on the consolidated statements of operations and comprehensive income (loss).

Valuation of Long-Lived Assets

Valuation of Long-Lived Assets

Long-lived assets, such as property, plant and equipment and purchased identifiable intangible assets that are subject to amortization, are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The recoverability of an asset is measured by a comparison of the carrying amount of the asset to the estimated undiscounted future cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized for the amount by which the carrying amount of the asset exceeds the fair value of the asset. There were no indications of impairment identified during 2024, 2023, or 2022.

Leases

Leases

The Company determines if an arrangement is or contains a lease at inception, which is the date on which the terms of the contract are agreed to, and the agreement creates enforceable rights and obligations. Under ASU 2016-02 (“ASC 842”), a contract is or contains a lease when (i) explicitly or implicitly identified assets have been deployed in the contract and (ii) the customer obtains substantially all of the economic benefits from the use of that underlying asset and directs how and for what purpose the asset is used during the term of the contract. The Company also considers whether its service arrangements include the right to control the use of an asset.

The Company made an accounting policy election under ASC 842 not to recognize right-of-use (“ROU”) assets and lease liabilities for leases with a term of twelve months or less. For all other leases, the Company recognizes ROU assets and lease liabilities based on the present value of lease payments over the lease term at the commencement date of the lease.

Future lease payments may include fixed rent escalation clauses or payments that depend on an index (such as the consumer price index). Subsequent changes in an index and other periodic market-rate adjustments to base rent are recorded in variable lease expense in the period incurred. Payments for terminating the lease are included in the lease payments only when it is probable they will be incurred.

The Company’s leases may include a non-lease component representing additional services transferred to the Company, such as common area maintenance for real estate. The Company made an accounting policy election to account for each separate lease component and the non-lease components associated with that lease component as a single lease component. Non-lease components that are variable in nature are recorded in variable lease expense in the period incurred.

The Company utilizes discount rates to determine the present value of the lease payments based on information available at the commencement date of the lease. The Company uses an incremental borrowing rate based on factors such as the lease term, the Company’s credit rating and current market valuations for similarly rated credits in the market, as the rate implicit in the lease is not always readily available. Incremental borrowing rates are updated quarterly and the new rates are used for the acquired leases and lease modifications occurring in the following quarter.

Debt Issuance Costs

Debt Issuance Costs

Debt issuance costs represent the cost of obtaining financing arrangements. Debt issuance costs related to the revolving credit facility were deferred and recorded as an asset and amortized over the term of the revolving credit arrangement using the straight-line method. Debt issuance costs relating to the term loan are recorded as a direct deduction from the carrying amount of the term loan and are amortized over the term of the related financing agreement using the effective interest method.

Earnings Per Share

Earnings Per Share

Basic earnings per share is computed by dividing the Company’s net income (loss) by the weighted average number of shares of common stock outstanding during the period. Diluted net income (loss) per common share is computed by dividing the Company’s net income (loss) by the sum of the weighted average number of shares of common stock outstanding during the period plus the potential dilutive effects of stock options. When a net loss per common share exists, all potentially dilutive common shares outstanding are anti-dilutive and therefore excluded from the calculation of diluted weighted average shares outstanding.

The potential dilutive shares of stock options, restricted stock units, and warrants during the period are calculated using the treasury stock method and are excluded from the computation of diluted net income (loss) per common share if their effect is anti-dilutive.

Revenue

Revenue

The majority of the Company’s revenues are derived from providing services on a time and material basis and are short-term in nature. Payments are generally due within 45 days of services unless otherwise noted. Refer to “Note 19. Segment Reporting” for disaggregated revenue information.

Performance Obligations

Performance Obligations

A performance obligation is a promise in a contract to transfer a distinct good or service to the customer and is the unit of account. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue when, or as, the performance obligation is satisfied. The majority of contracts have a single performance obligation as the promise to transfer the individual services is not separately identifiable from other promises in the contracts and is, therefore, not distinct. The Company provides highly integrated and bundled inspection services to its customers. Some contracts have multiple performance obligations, most commonly due to the contract providing for a combination of inspection, engineering or industrial services.

For contracts with multiple performance obligations, the Company allocates the contract’s transaction price to each performance obligation utilizing several different pricing scenarios and is able to discretely price out each individual component based on its nature and relation to the overall performance obligation.

Contract modifications are not routine in the performance of contracts. Generally, when contracts are modified, the modification is to account for changes in scope to the services that are provided. In most instances, contract modifications reflect either additions or subtractions to previously identified performance obligations and therefore are not considered distinct.

Performance obligations are satisfied over time as work progresses. Revenue is recognized over time based on time and material incurred to date which best portrays the transfer of control to the customer. The Company expects any significant remaining performance obligations to be satisfied within one year.

Contract Balances

Contract Balances

The majority of revenue is short-term in nature. From time to time, the Company may enter into long-term contracts, which can range from several months to several years. The Company has many Master Service Agreements (“MSAs”) that specify an overall framework and terms of contract when the Company and customers agree upon services to be provided. The actual contracting to provide services is triggered by a work order, purchase order, or some similar document issued pursuant to an MSA which sets forth the scope of services and/or identifies the products to be provided.

Amounts are generally billed as work progresses in accordance with agreed upon contractual terms, generally at periodic intervals (e.g., weekly, bi-weekly, or monthly). Generally, billing occurs subsequent to revenue recognition, resulting in contract assets.

Service revenues are recognized in the period when services are performed for the customer. For testing equipment sales, revenues are recognized in the period when delivery has occurred. The Company does not recognize revenue on either an installment sale or percentage of completion basis. The Company does not include sales or value added taxes in revenue.

Cost of Revenue

Cost of Revenue

Cost of revenue consists primarily of direct labor. Cost of revenue also includes materials and indirect costs, such as supplies, tools, and depreciation of equipment related to contract performance as well as travel, per diem, and lodging costs. Labor costs are recognized as labor hours are incurred in delivering services.

Selling, General and Administrative Expenses

Selling, General and Administrative Expenses

Selling, general and administrative expenses consist primarily of corporate compensation, acquisition related earnout and incentive costs, information systems and technology costs, share-based compensation, rent expense, and management consulting services.

Share-Based Compensation

Share-Based Compensation

Share-based awards are measured at the grant date, based on the fair value of the award, and are expensed over the requisite service period. See “Note 17. Share-Based Compensation” for details on both time-based and market-based awards.

Income Taxes

Income Taxes

Income taxes are accounted for under the asset and liability method. Deferred income tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred income tax assets and liabilities are measured at the enacted income tax rates expected to apply in the taxable year that the asset or liability is expected to be recovered or settled.

In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some or all of a deferred income tax asset will not be realized. Valuation allowances are provided when management believes, after estimating future taxable income, considering feasible income tax planning opportunities and weighing all facts and circumstances that certain deferred tax assets are not recoverable. The Company evaluates its tax contingencies and recognizes a liability when it believes it is more-likely-than-not that a liability exists.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained on examination by the taxing authorities, based on the technical merits of the position. The tax benefits recognized in the consolidated financial statements from such a position are measured based on the largest benefit that has a greater than 50% likelihood of being realized upon ultimate resolution.

The Company records interest expenses and penalties on uncertain tax liabilities in the provision for income taxes.

Currency Translation

Currency Translation

Assets and liabilities of subsidiaries with a functional currency other than the U.S. Dollar are translated into U.S. Dollars at the rate of exchange in effect on the balance sheet date; income and expenses are translated monthly at average rates of exchange prevailing during the year.

The Company has foreign currency exposure related to operations in foreign locations. This foreign currency exposure arises from the translation of foreign subsidiaries’ financial statements into U.S. Dollars. Increases and decreases in the value of the U.S. Dollar relative to these foreign currencies have a direct impact on the value in U.S. Dollars of foreign currency denominated assets and liabilities, even if the value of these items has not changed in their original currency.

Translation adjustments are included in foreign currency translation adjustments to arrive at other comprehensive income (loss). Due to the materiality of its international operations, the Company is subject to market risks resulting from fluctuations in foreign currencies.

Derivative Instruments

Derivative Instruments

The Company has entered into interest rate swap agreements which were intended to reduce the impact of fluctuations in interest rates on a portion of its variable rate debt. The accounting for changes in the fair value of a derivative depends upon the intended use of the derivative and the resulting designation. The Company has not designated any derivatives as hedging instruments and reported these agreements at fair value with changes in fair value recognized in interest expense, net. At December 31, 2024, the Company held no such derivative instruments.

Research and Development		Research and Development Research and product development costs are expensed as incurred. These costs are not material for the years ended December 31, 2024, 2023, and 2022.
Workers Compensation and Self-Insurance

Workers Compensation and Self-Insurance

The Company records a loss contingency when it is probable that a liability has been incurred and the amount of the loss can be reasonably estimated. The Company reviews its loss contingencies on an ongoing basis to ensure that the appropriate reserves are recorded in its consolidated balance sheets. These reserves are based on historical experience with claims incurred but not received, estimates and judgments made by the Company, applicable insurance coverage for litigation matters, and are adjusted as circumstances warrant. The Company is self-insured for certain losses relating to workers’ compensation and health benefit claims. The Company maintains third-party excess insurance coverage for workers’ compensation and health benefit claims. As of December 31, 2024 and 2023, the Company had accrued approximately $5.2 million and $4.3 million, respectively for workers’ compensation related liabilities. Self-insured losses are accrued when it is probable that an uninsured claim has been incurred but not reported and the amount of the loss can be reasonably estimated at the balance sheet date.

Concentration of Credit Risk

Concentration of Credit Risk

The Company’s interest rate swap agreements contained an element of risk related to the counterparties’ potential inability to meet the terms of the agreement. However, the Company minimized this risk by limiting the counterparties to a diverse group of highly rated, major domestic financial institutions. At December 31, 2024, the Company held no interest rate swap agreements. Financial instruments, which potentially subject the Company to concentration of credit risk, consist primarily of trade accounts receivable as the Company grants credit terms in the normal course of business to its diverse customer base. To mitigate credit risks, the Company evaluates and monitors the creditworthiness of its customers. Historical bad debt write-offs have not been significant.

As of and for the years ended December 31, 2024, 2023, and 2022, no individual customer represented more than 10% of consolidated sales or accounts receivable, and no individual vendor represented more than 10% of purchases or accounts payable.

Recently Adopted Accounting Pronouncements

Recently Adopted Accounting Pronouncements

In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures, to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses. The amendments are effective for fiscal years beginning after December 15, 2023 and interim periods within fiscal years beginning after December 15, 2024. Early adoption is permitted. The Company has evaluated and adopted this ASU update for the year ended December 31, 2024. See “Note 19. Segment Reporting” for the inclusion of the new required disclosures.

Recent Accounting Pronouncements Not Yet Adopted

Recent Accounting Pronouncements Not Yet Adopted

The Company has not adopted any additional accounting pronouncements since the audited consolidated financial statements for the year ended December 31, 2024. See the 2024 Annual Report for information pertaining to the effects of recently adopted and other recent accounting pronouncements.

Recent Accounting Pronouncements Not Yet Adopted

In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740) — Improvements to Income Tax Disclosures, which is intended to enhance the transparency and decision usefulness of income tax disclosures. Public business entities are required to adopt for annual fiscal periods beginning after December 15, 2024 and early adoption is permitted. The Company is currently evaluating the impact the adoption of this guidance will have on its financial statements and related disclosures.

In November 2024, the FASB issued ASU 2024-03, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40), requiring disclosure in the notes to the financial statements for specified information about certain costs and expenses. The ASU is effective for annual periods beginning after December 15, 2026, and interim periods beginning after December 15, 2027; however early adoption is permitted and can be applied either prospectively or retrospectively. The Company is currently evaluating the impact the adoption of this guidance will have on its financial statements and related disclosures.